Effective Income Tax Reconciliation (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income before taxes as reported in the statements of income		$ 962.4	$ 978.9	$ 970.9
Statutory tax rate in Israel		23.00%	23.00%	24.00%
Effect of "Preferred Enterprise" status	[1]	(11.00%)	(9.00%)	(11.00%)
Decrease in US deferred tax due to US tax rate change				4.00%
Others, net		2.00%	2.00%
Effective tax rate		14.00%	16.00%	17.00%

[1]	Basic earnings per share amounts of the benefit resulting from the "Technological preferred or Preferred Enterprise" status $ 0.71 $ 0.57 $ 0.68 Diluted earnings per share amounts of the benefit resulting from the "Technological preferred or Preferred Enterprise" status $ 0.71 $ 0.56 $ 0.66